GROUP STRUCTURE	12 Months Ended
Dec. 31, 2024
Group Structure
GROUP STRUCTURE

NOTE 5: GROUP STRUCTURE

5.1 Corporate reorganization

On March 6, 2024 and April 29, 2024, the Boards of Directors and the Ordinary and Extraordinary General Shareholders’ Meetings of CISA, the Company and GASA approved the reorganization proceeding, under the terms of Section 82 and subsequent sections of the LGS and tax neutrality pursuant to Sections 80 and subsequent sections of the Income Tax Law (as amended 2019), for the spin-off of CISA’s equity and subsequent merger through absorption of a part of its spun-off equity into Pampa and the other part of its spun-off equity into GASA (“Reorganization Proceeding”).

The Reorganization Proceeding, effective January 1, 2024, entailed benefits for the involved companies and the entire economic group, since it allows for greater resource efficiency in financial information management and reduced costs on account of legal and tax advisory fees.

As of the date of issuance of these Consolidated Financial Statements, the Reorganization Proceeding has been approved by the CNV through Resolution RESFC-2024-22892-APN-DIR#CNV dated October 3, 2024 and is pending registration with the IGJ.

5.2 Acquisition of equity interests

5.2.1 Acquisition of additional stake in OCP and concession termination

The Company, through PEB, had an 34.08% equity stake in OCP, which in turn held the whole capital stock and voting rights of OCP SA, the licensee company of an oil pipeline in Ecuador with a transportation capacity of 450,000 barrels/day.

On January 16, 2024, the Company closed the transaction to acquire, through PEB, shares representing an additional 29.66% stake in OCP under the purchase and sale agreement entered into with Repsol OCP de Ecuador S.A. for a price of US$ 15 million. The closing of the transaction involved recognizing profits for US$ 5 million under IAS 28 and obtaining joint control in accordance with the shareholders' agreement.

Subsequently, on August 30, 2024, the transaction for the acquisition by the Company, through PEB, of the shares representing the remaining 36.26% stake in OCP was closed under the purchase and sale agreement entered into with PetroOriental OCP Holdings Ltd. for a price of US$ 22.9 million. The Company thus indirectly obtained control with a 100% stake in OCP’s capital stock and votes.

On the acquisition date, the Company determined the preliminary fair values of the assets acquired and liabilities assumed as of August 30, 2024 and recognized US$ 27.4 million profits to reflect the fair value of the 63.74% former equity interest in OCP and US$ 3.8 million profits from the acquisition since the transaction consisted of a business combination carried out in stages under IFRS 3.

The acquisition contributed to the group revenues from sales for US$ 39.4 million and net earnings for US$ 16.1 million for the August 31 - December 31, 2024 period.

If the acquisition had taken place on January 1, 2024, consolidated revenues from sales and income for the fiscal year ended December 31, 2024 would have been US$ 1,987.3 million and US$ 631.7 million, respectively. The pro forma information was calculated based on the Company and OCP’s results.

The Company paid US$ 24 million for the acquisition of the additional interest and added a US$ 71 million balance of cash and cash equivalents, which is disclosed in the Consolidated Statement of Cash Flows under “Payment for acquisitions of companies” and “Cash addition for purchase of subsidiary” within investment activities.

It is worth highlighting that, pursuant to the terms of the concession authorization agreement, OCP has provided an operational guarantee and an environmental guarantee for a total amount of US$ 100 million, including surety bonds made by the Company as shareholder for US$ 84 million, which are disclosed in the line Security deposits under Other receivables in the Consolidated Statement of Financial Position.

Besides, OCP declared dividends for US$ 13.3 million on January 18, 2024, and repurchased a total of 5,740,902,124 own shares on January 22, 2024, for a unit price of US$ 0.01. Consequently, on January 22, 2024, the Company, through PEB, collected dividends in the amount of US$ 8.5 million, and on January 29, 2024, it received US$ 36.6 million on account of the share repurchase.

After successive extensions of the concession term granted to OCPSA by the Ministry of Energy and Mines of Ecuador during 2024 —which extended the term first until July 31, 2024, then until August 19, 2024 and lastly until November 30, 2024—, finally, on October 25, 2024, OCPSA was notified by the Vice Minister of Hydrocarbons of Ecuador of the Authorization Agreement’s termination on November 30, 2024.

Consequently, and pursuant to the authorization agreement, on November 30, 2024, OCP transferred the OCPSA’s shares to the Ecuadorian Government, also transferring all titles, rights and other interests on the oil pipeline, except for cash and cash equivalents for US$ 71 million, which were transferred to OCP prior to the termination date, and a receivable for US$ 4 million to be collected up to January 31, 2025 , which constitute excluded assets under the Authorization Agreement and the agreed procedures. As of the date of issuance of these Consolidated Financial Statements, the aforementioned receivable has not been collected.

During the month of February 2025, OCP received claims from the Ecuadorian Government for alleged compensable damages amounting to approximately US$ 50 million, which, according to the interpretation of OCP and its external legal advisors, are unfounded. In the event OCP and the Ecuadorian Government fail to reach a solution, the Authorization Agreement provides the dispute to be submitted to the jurisdiction and competence of ICSID to be resolved through arbitration. Finally, it should be noted that according to the interpretation of OCP and its advisors, there would be no legal basis for the guarantees to be executed.

5.3 Interest in subsidiaries, associates and joint ventures

5.3.1 Subsidiaries information

Unless otherwise indicated, the country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2024	12.31.2023
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
CISA (1)	Argentina	Trader & investment	-	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Generation & Investment	100.00%	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
OCP (2)	Gran Cayman	Investment	100.00%	34.08%
Pampa Ecuador Inc	Nevis	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PE Energía Ecuador LTD	Gran Cayman	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	100.00%
PESOSA	Argentina	Trader	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
TGU (3)	Uruguay	Gas transportation	-	51.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%

(1)	See Note 5.1
(2)	See Note 5.2.1
(3)	Liquidated company.

5.3.2 Information about investments in associates and joint ventures

The following table presents the main activity and financial information used for valuation and percentages of participation in associates and joint ventures; unless otherwise indicated, the share capital consists of common shares, each granting the right to one vote:

		Information about the issuer
	Main activity	Date	Share capital	Profit (loss) of the year	Equity	Direct and indirect participation %
Joint ventures
CIESA (1)	Investment	12.31.2024	1	183	1,104	50.00%
Citelec (2)	Investment	12.31.2024	1	36	316	50.00%
CTB	Generation	12.31.2024	8	(38)	459	50.00%

(1)	The Company holds a 50% interest in CIESA, a company that holds a 51% interest in TGS’s capital stock; therefore, the Company has a 25.50% indirect interest in TGS.

As of December 31, 2024, TGS’s common shares and ADR traded on the BCBA and NYSE were listed at $ 7,020.00 and US$ 29.27, respectively, giving Pampa’s holding an approximate market value of $ 1,422,226 million.

(2)	The Company has a 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2024, Transener’s common share price listed at the BCBA was $ 2,750.00, conferring Pampa’s indirect holding an approximate market value of $ 321,916 million.

The details of the balances of investments in associates and joint ventures are as follows:

	12.31.2024	12.31.2023
Disclosed in non-current assets
Associates
OCP (1)	-	23
TGS	-	14
Total associates	-	37

Joint ventures
CIESA	605	303
Citelec	158	82
CTB	230	250
Total joint ventures	993	635
Total associates and joint ventures	993	672

(1)	See Note 5.2.1.

The following tables show the breakdown of the share of profit from associates and joint ventures:

	12.31.2024	12.31.2023	12.31.2022
Associates
OCP (1)	-	5	(1)
Refinor	-	-	(12)
TGS	1	3	7
Total associates	1	8	(6)

Joint ventures
CIESA	89	6	43
Citelec	18	2	3
CTB	(21)	(18)	41
Greenwind	-	-	24
OCP (1)	59	-	-
Total joint ventures	145	(10)	111
Total associates and joint ventures	146	(2)	105

(1)	See Note 5.2.1.

The evolution of investments in associates and joint ventures is as follows:

	12.31.2024	12.31.2023	12.31.2022
At the beginning of the year	672	902	770
Dividends	(8)	-	(8)
Increases	39	1	1
Share repurchase	(37)	-	-
Decrease due to sale of equity interests	(38)	(58)	(6)
Decrease due to acquisition of control	(76)	-	(20)
Profit from sale/acquisition of equity interest	16	3	-
Share of profit/loss	146	(2)	116
Impairment	-	-	(11)
Exchange differences on translation	279	(174)	60
At the end of the year	993	672	902

5.3.3 CTB

Impairment of non-financial assets

During the quarter ended June 30, 2024, CTB identified significant changes in the environment in which it operates and, consequently, has determined CTEB’s recoverable amount as of June 30, 2024.

The recoverability assessment resulted in the recognition of an impairment in CTB with a US$ 71 million impact on the Company’s share of profits from associates and joint ventures.

As of December 31, 2024, CTB has identified no indications that may impact the assumptions taken into consideration in the above-mentioned assessment.

5.3.4 Citelec - Transener

Impairment of non-financial assets

The projections used by Transener in the calculation of the recoverable amount of long-lived non-financial assets considered 3 weighted alternatives associated with: (i) the status of negotiations with the ENRE; (ii) the Right-of-Use and Associated Maintenance contract; (iii) Transener’s Management expectations on the transitional tariff increase to be granted until the conclusion of the new RTI; (iv) Transener’s expectations on the new RTI process timeliness and outcome; and (v) the impact of a cost monitoring scheme allowing for periodic updates to current tariffs.

As of December 31, 2024, the book value of Transener’s long-lived non-financial assets does not exceed their recoverable amount.

5.3.5 CIESA - TGS

Impairment of non-financial assets in TGS

In view of the 675% tariff updates granted by ENERGAS to TGS as from April 2024 with subsequent monthly increases and the FTR completion process (see Note 2.3), TGS re-estimated the cash flows used to determine the recoverable value (value in use) of the CGU related to the natural gas transportation segment.

The projections used in the calculation of the recoverable amount considered 3 weighted alternatives associated with: (i) the status of negotiations with the Argentine Government; (ii) the contractual rights resulting from the license; (iii) expectations on the transitional tariff increase to be granted until the conclusion of the new FTR; (iv) expectations on the result of the new FTR process; and (v) the impact of a cost monitoring scheme allowing for periodic updates to current tariffs.

As of December 31, 2024, TGS recorded an impairment reversal charge on property, plant and equipment as a result of the recoverability assessment, with a $ 10,104 million (US$ 9.8 million) impact on the Company’s share of profit from associates and joint ventures.

Issuance and cancellation of CB in TGS

On July 24, 2024 and under the Short- and Medium-Term Corporate Bonds Program for up to US$ 2,000 million approved by the CNV, TGS issued 2031 CB for US$ 490 million maturing on July 24, 2031 and accruing interest at an 8.50% rate, payable semiannually. The 2031 CB’s US$ 483.7 million net proceeds were used to make a purchase and cancellation tender offer for the 2018 CB.

As of the date of issuance of these Consolidated Financial Statements, TGS and its controlled companies are in compliance with the covenants established for their whole financial debt.

TransportAr Producción Nacional Pipelines System Program

SE Resolution No. 67/22 created the “TransportAr National Production” Pipelines System Program to execute the necessary works to expand the gas transportation capacity, including a list of gas pipelines to be executed to promote the development, production growth and supply of natural gas, among other objectives.

Subsequently, ENARSA was granted the transportation concession for the Perito Francisco Pascasio Moreno Gas Pipeline, under the terms of Law No. 17,319, over a 35-year term, as well as the power to call for tenders, contract, plan and execute the construction of the infrastructure works included in the program.

On June 5, 2023, TGS was awarded the operation and maintenance of section I of the gas pipeline, including its two compressor plants, for a 5-year term, extendable for up to 12 additional months.

In August 2023, transportation operations started at gas pipeline’s Tratayén - Salliqueló section, which crosses the provinces of Neuquén, Río Negro, La Pampa and Buenos Aires, with a 573 km extension and an initial transportation capacity of 11 million m3/day of gas produced at the Vaca Muerta field. As from August 2024, the transportation capacity of the Perito Francisco Pascasio Moreno Gas Pipeline - Tratayén - Salliqueló section was increased to 21 million m3/day with the commissioning of the second natural gas compression station located in Salliqueló.

On November 4, 2024, TGS’s Board of Directors incorporated Transportadora de Gas del Sur S.A. - Dedicated Branch 1 (“Dedicated Branch”), registered with the IGJ on December 2, 2024, to request accession to the RIGI.

The Dedicated Branch’s purpose will be the execution of a single project consisting of the expansion of the transportation capacity of the gas pipeline in its section I, on the Tratayén - Salliqueló route, consisting of the construction of 3 compressor plants, operation and maintenance of pipelines, facilities and plants, and the transportation and disposal of the natural gas transportation capacity resulting from the expansion project.

On December 2, 2024, PEN Executive Order No. 1,060/24 declared the private initiative presented by TGS of national public interest. The price of the transportation capacity resulting from the expansion and payable to the awardee will result from the open call for tenders. As of the date of issuance of these Consolidated Financial Statements, the Federal Government has not issued the call for tenders.

5.4 Operations in oil and gas consortiums

5.4.1 General considerations

The Company is jointly and severally liable with the other participants for meeting the contractual obligations under these arrangements.

The production areas in Argentina are operated pursuant to concession production agreements with free hydrocarbons availability.

For the computable crude oil and natural gas in Argentina production, according to Law No.17,319, are paid royalties equivalent to 12% of the wellhead price of crude oil and natural gas. The wellhead price is calculated by deducting freight and other sales related expenses from the sale prices obtained from transactions with third parties. This rate may increase from 3% to 4% depending on the producing jurisdiction and market value of the product.

5.4.2 Oil and gas participation details

As of December 31, 2024, the Company and its associates are part of the joint operations and consortia for the exploration and production of oil and gas as indicated below:

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
La Tapera - Puesto Quiroga	Chubut	35.67%	Tecpetrol	2027
El Tordillo	Chubut	35.67%	Tecpetrol	2027
Aguaragüe	Salta	15.00%	Tecpetrol	2037
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete) (2)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este	Neuquén	85.00%	PAMPA	2025
Las Tacanas Norte	Neuquén	90.00%	PAMPA	2027

(1)	In February 2024, the execution of the environmental remediation plan approved by the Under-secretariat of Environment of the Province of Neuquén was completed, a necessary step to relinquish the block.
(2)	Operator in the process of removal (see Note 15.6).

The assets and liabilities as of December 31, 2024 and 2023 and the production cost for the years ended December 31, 2024, 2023 and 2022 of Joint Operations and Consortiums in which the Company has interests are detailed below:

	12.31.2024	12.31.2023	12.31.2022

Non-current assets	151	112	227
Current assets	13	7	16

Total assets	164	119	243

Non-current Liabilities	52	17	25
Current Liabilities	26	29	53

Total liabilities	78	46	78

Production cost	99	94	85

It is worth highlighting that the information presented does not include charges recorded by the Company as a member of the Joint Operations and Consortiums.

Assignment of mixed companies in Venezuela

On May 6, 2022, the Company transferred to Integra Petróleo y Gas S.A. (the “Assignee”) all the rights and obligations of the Company for its direct and indirect interest in the capital of the following mixed companies in the Bolivarian Republic of Venezuela: Petroritupano S.A., Petroven-Bras S.A., Petrowayú S.A. and Petrokariña S.A. (the “Mixed Companies”) that exploit four hydrocarbon production areas in that country: Oritupano Leona, La Concepción, Acema and Mata (the “Areas”). As consideration for the assignment, the Assignee will pay to the Company 50% of any payment it obtains, whether monetary or in kind (including, without limitation, an indemnity, compensation, reparation or similar) related to the direct or indirect interest in the Mixed Companies and the Areas. This transaction is subject to the change of control approval by the Minister of Popular Power of Petroleum of the Bolivarian Republic of Venezuela.

As of the date of issuance of these Consolidated Financial Statements, the Company considers contingent the collection right associated with the assignment, in terms of IAS 37, taking into consideration that it is subject to the change of control approval and subsequent collection of payments by the Assignee.

Relinquishment of the Borde del Limay and Los Vértices block to the province

On October 2, 2024, the Borde del Limay and Los Vértices blocks were relinquished to the province.

Assignment of interest in the Gobernador Ayala block

On September 13, 2024, following an offer received from a third party, Pluspetrol S.A. (operator) expressed its decision to exercise its preferential right under the joint operation agreement and acquire the Company’s undivided 22.51% interest in the rights and obligations of the hydrocarbon exploitation concession and the joint operating agreement on the Gobernador Ayala block.

On October 21, 2024, the transaction was closed for a US$ 23 million base price, including an initial payment of US$ 9 million in cash and 4 installments payable semi-annually for the remaining balance. In addition, the Company recognized a profit of US$ 10.8 million to reflect the result of the transaction disclosed under “Other income” in the line “Results for property, plant and equipment sale”.

5.5 Exploratory well costs

The following table provides the year end balances and activity for exploratory well costs, during the years ended December 31, 2024, 2023 and 2022:

	12.31.2024	12.31.2023	12.31.2022

At the beginning of the year	32	37	42
Increases	6	2	2
Transferred to development	-	-	(7)
Derecognition of unproductive wells	(20)	(7)	-
At the end of the year	18	32	37

Number of wells at the end of the year	4	4	7